UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (97.55%)
CONSUMER DISCRETIONARY – (16.51%)
Automobiles & Components – (1.67%)
Johnson Controls, Inc.	1,217,641	$47,451,470
Consumer Durables & Apparel – (0.30%)
Hunter Douglas N.V. (Netherlands)	200,721	8,678,073
Consumer Services – (1.40%)
Las Vegas Sands Corp.	767,296	39,653,857
Media – (2.07%)
Liberty Global PLC, LiLAC Class C *	74,597	2,825,734
Liberty Global PLC, Series C *	1,488,850	55,921,206
		58,746,940
Retailing – (11.07%)
Advance Auto Parts, Inc.	83,834	13,441,944
Amazon.com, Inc. *	311,549	184,947,948
CarMax, Inc. *	1,168,957	59,733,703
Liberty Interactive Corp., Liberty Ventures, Series A *	201,572	7,885,497
Liberty Interactive Corp., QVC Group, Series A *	400,404	10,110,201
Liberty TripAdvisor Holdings Inc., Series A *	113,501	2,515,182
Priceline Group Inc. *	27,614	35,593,341
		314,227,816
	Total Consumer Discretionary	468,758,156
CONSUMER STAPLES – (3.00%)
Food & Staples Retailing – (2.07%)
Costco Wholesale Corp.	373,477	58,852,506
Food, Beverage & Tobacco – (0.93%)
Heineken Holding N.V. (Netherlands)	336,799	26,282,840
	Total Consumer Staples	85,135,346
ENERGY – (8.79%)
Apache Corp.	2,184,062	106,604,066
Cabot Oil & Gas Corp.	1,950,783	44,302,282
Encana Corp. (Canada)	7,379,946	44,943,871
Occidental Petroleum Corp.	786,659	53,831,076
	Total Energy	249,681,295
FINANCIALS – (29.11%)
Banks – (10.57%)
Citizens Financial Group Inc.	1,286,027	26,942,266
JPMorgan Chase & Co.	1,954,384	115,738,620
Standard Chartered PLC (United Kingdom)*	2,644,098	17,945,482
Wells Fargo & Co.	2,882,146	139,380,580
		300,006,948
Diversified Financials – (15.87%)
Capital Markets – (4.23%)
Bank of New York Mellon Corp.	2,184,039	80,438,156
Charles Schwab Corp.	1,412,167	39,568,919
		120,007,075
Consumer Finance – (4.82%)
American Express Co.	1,739,569	106,809,537
Capital One Financial Corp.	435,630	30,193,515
		137,003,052

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.82%)
Berkshire Hathaway Inc., Class A *	621	$132,552,450
Moody's Corp.	185,129	17,876,056
Visa Inc., Class A	564,124	43,144,204
		193,572,710
		450,582,837
Insurance – (2.67%)
Multi-line Insurance – (1.19%)
Fairfax Financial Holdings Ltd. (Canada)	7,708	4,316,480
Loews Corp.	771,825	29,530,025
		33,846,505
Property & Casualty Insurance – (1.48%)
Chubb Ltd.	240,793	28,690,486
Markel Corp. *	14,862	13,250,513
		41,940,999
		75,787,504
	Total Financials	826,377,289
HEALTH CARE – (5.66%)
Health Care Equipment & Services – (4.97%)
Express Scripts Holding Co. *	609,780	41,885,788
Laboratory Corp. of America Holdings *	189,603	22,208,199
Quest Diagnostics Inc.	423,244	30,240,784
UnitedHealth Group Inc.	361,898	46,648,652
		140,983,423
Pharmaceuticals, Biotechnology & Life Sciences – (0.69%)
Valeant Pharmaceuticals International, Inc. (Canada)*	749,153	19,702,724
	Total Health Care	160,686,147
INDUSTRIALS – (5.60%)
Capital Goods – (4.45%)
Orascom Construction Ltd. (United Arab Emirates)*	747,638	4,418,541
PACCAR Inc.	332,893	18,205,918
United Technologies Corp.	1,037,232	103,826,923
		126,451,382
Commercial & Professional Services – (1.04%)
Tyco International PLC	804,617	29,537,490
Transportation – (0.11%)
Wesco Aircraft Holdings, Inc. *	206,159	2,966,628
	Total Industrials	158,955,500
INFORMATION TECHNOLOGY – (19.69%)
Semiconductors & Semiconductor Equipment – (2.65%)
Texas Instruments Inc.	1,308,299	75,122,529
Software & Services – (16.64%)
Alphabet Inc., Class A *	109,943	83,875,515
Alphabet Inc., Class C *	165,727	123,458,329
ASAC II L.P. *(a)	69,800,000	169,662,860
Facebook Inc., Class A *	320,817	36,605,220
Microsoft Corp.	521,297	28,791,233
Oracle Corp.	533,540	21,827,121

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
SouFun Holdings Ltd., Class A, ADR (China)*	1,361,539	$8,155,618
		472,375,896
Technology Hardware & Equipment – (0.40%)
HP Inc.	922,940	11,370,621
	Total Information Technology	558,869,046
MATERIALS – (9.19%)
Ecolab Inc.	243,966	27,207,088
LafargeHolcim Ltd. (Switzerland)*	1,554,022	72,996,304
Monsanto Co.	982,197	86,177,965
OCI N.V. (Netherlands)*	1,319,522	25,840,537
Praxair, Inc.	425,198	48,663,911
	Total Materials	260,885,805
TOTAL COMMON STOCK – (Identified cost $2,025,271,183)		2,769,348,584
PREFERRED STOCK – (1.25%)
INFORMATION TECHNOLOGY – (1.25%)
Software & Services – (1.25%)
Didi Kuaidi Joint Co., Series A (China)*(a)	1,161,716	35,521,210
TOTAL PREFERRED STOCK – (Identified cost $32,238,474)		35,521,210
SHORT-TERM INVESTMENTS – (1.19%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $9,258,103 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $9,443,160)	$9,258,000	9,258,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $5,978,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $6,097,560)	5,978,000	5,978,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $9,258,082 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.996%-4.55%, 05/01/24-11/20/65, total market value $9,443,160)	9,258,000	9,258,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $9,258,093 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-10.00%, 11/01/18-03/01/46, total market value $9,443,160)	9,258,000	9,258,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $33,752,000)		33,752,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	March 31, 2016 (Unaudited)

	Total Investments – (99.99%) – (Identified cost $2,091,261,657) – (b)	$2,838,621,794
	Other Assets Less Liabilities – (0.01%)	364,525
	Net Assets – (100.00%)	$2,838,986,319

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $205,184,070 or 7.23% of the Fund's net assets as of March 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $2,095,170,560. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$1,025,187,557
	Unrealized depreciation	(281,736,323)
	Net unrealized appreciation	$743,451,234

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.12%)
CONSUMER DISCRETIONARY – (20.49%)
Consumer Durables & Apparel – (4.87%)
Hermes International (France)	7,120	$2,507,117
Hunter Douglas N.V. (Netherlands)	32,111	1,388,303
		3,895,420
Consumer Services – (3.03%)
Xiabu Xiabu Catering Management Co., Ltd. (China)	3,617,940	2,425,221
Media – (6.28%)
Grupo Televisa S.A.B., ADR (Mexico)	48,490	1,331,535
Naspers Ltd. - N (South Africa)	26,470	3,695,177
		5,026,712
Retailing – (6.31%)
Ctrip.com International, Ltd., ADR (China)*	18,120	801,991
JD.com Inc., Class A, ADR (China)*	91,420	2,422,630
Jumei International Holding Ltd., Class A, ADR (China)*	5,500	35,805
Vipshop Holdings Ltd., Class A, ADR (China)*	139,070	1,791,222
		5,051,648
	Total Consumer Discretionary	16,399,001
CONSUMER STAPLES – (9.16%)
Food, Beverage & Tobacco – (7.14%)
Diageo PLC (United Kingdom)	104,780	2,831,473
Heineken Holding N.V. (Netherlands)	19,255	1,502,606
United Spirits Ltd. (India)*	36,520	1,379,237
		5,713,316
Household & Personal Products – (2.02%)
L'Oréal S.A. (France)	9,020	1,616,044
	Total Consumer Staples	7,329,360
ENERGY – (8.42%)
Encana Corp. (Canada)	644,790	3,926,771
Paramount Resources Ltd., Class A (Canada)*	536,620	2,809,637
	Total Energy	6,736,408
FINANCIALS – (10.32%)
Banks – (0.60%)
Standard Chartered PLC (United Kingdom)*	70,306	477,167
Diversified Financials – (7.53%)
Capital Markets – (3.52%)
Noah Holdings Ltd., ADS (China)*	113,390	2,821,143
Diversified Financial Services – (4.01%)
BM&FBOVESPA S.A. (Brazil)	479,520	2,051,094
Groupe Bruxelles Lambert S.A. (Belgium)	9,720	801,989
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,600	356,716
		3,209,799
		6,030,942
Insurance – (2.19%)
Multi-line Insurance – (2.19%)
Sul America S.A. (Brazil)	392,900	1,753,798
	Total Financials	8,261,907
HEALTH CARE – (5.39%)
Health Care Equipment & Services – (3.39%)
Essilor International S.A. (France)	21,945	2,710,625

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (2.00%)
Valeant Pharmaceuticals International, Inc. (Canada)*	60,880	$1,601,144
	Total Health Care	4,311,769
INDUSTRIALS – (20.13%)
Capital Goods – (9.83%)
Assa Abloy AB, Class B (Sweden)	156,518	3,088,619
Brenntag AG (Germany)	12,450	711,176
IMI PLC (United Kingdom)	19,800	270,870
Meggitt PLC (United Kingdom)	177,339	1,035,622
Schneider Electric SE (France)	43,670	2,759,898
		7,866,185
Commercial & Professional Services – (1.80%)
Regus PLC (United Kingdom)	316,900	1,441,452
Transportation – (8.50%)
CAR Inc. (China)*	1,427,800	1,673,085
InterGlobe Aviation Ltd. (India)*	159,067	2,092,149
Kuehne + Nagel International AG (Switzerland)	21,337	3,033,402
		6,798,636
	Total Industrials	16,106,273
INFORMATION TECHNOLOGY – (9.89%)
Software & Services – (9.89%)
58.com Inc., Class A, ADR (China)*	3,180	176,967
Baidu, Inc., Class A, ADR (China)*	17,205	3,284,090
SouFun Holdings Ltd., Class A, ADR (China)*	468,630	2,807,094
YY Inc., Class A, ADR (China)*	26,740	1,646,916
	Total Information Technology	7,915,067
MATERIALS – (4.32%)
Air Liquide S.A. (France)	5,480	616,648
LafargeHolcim Ltd. (Switzerland)*	48,904	2,297,143
Linde AG (Germany)	3,722	542,325
	Total Materials	3,456,116
TOTAL COMMON STOCK – (Identified cost $72,728,275)		70,515,901
PREFERRED STOCK – (6.95%)
INFORMATION TECHNOLOGY – (6.95%)
Software & Services – (6.95%)
Didi Kuaidi Joint Co., Series A (China)*(a)	106,435	3,254,410
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	616,958	2,304,955
	Total Information Technology	5,559,365
TOTAL PREFERRED STOCK – (Identified cost $4,861,352)		5,559,365

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (4.71%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 04/01/16, dated 03/31/16, repurchase value of $1,034,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.625%-10.50%, 01/15/17-02/15/46, total market value $1,054,680)	$1,034,000	$1,034,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $669,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.47%-4.50%, 02/01/24-03/01/46, total market value $682,380)	669,000	669,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 04/01/16, dated 03/31/16, repurchase value of $1,034,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.866%-4.55%, 11/01/44-11/20/65, total market value $1,054,680)	1,034,000	1,034,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.36%, 04/01/16, dated 03/31/16, repurchase value of $1,034,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.224%-7.00%, 03/01/21-04/01/46, total market value $1,054,680)	1,034000	1,034,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,771,000)	3,771,000
	Total Investments – (99.78%) – (Identified cost $81,360,627) – (b)		79,846,266
	Other Assets Less Liabilities – (0.22%)		179,955
		Net Assets – (100.00%)	$80,026,221

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,559,365 or 6.95% of the Fund's net assets as of March 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $83,522,085. At March 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$7,946,004
	Unrealized depreciation		(11,621,823)
		Net unrealized depreciation	$(3,675,819)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available.  Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2016 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$468,758,156	$16,399,001
Consumer Staples	85,135,346	7,329,360
Energy	249,681,295	6,736,408
Financials	826,377,289	8,261,907
Health Care	160,686,147	4,311,769
Industrials	158,955,500	16,106,273
Information Technology	389,206,186	7,915,067
Materials	260,885,805	3,456,116
Total Level 1	2,599,685,724	70,515,901
Level 2 – Other Significant Observable Inputs:
Short-term securities	33,752,000	3,771,000
Total Level 2	33,752,000	3,771,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	205,184,070	5,559,365
Total Level 3	205,184,070	5,559,365
Total Investments	$2,838,621,794	$79,846,266

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2016:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$223,278,882	$5,312,970
Cost of purchases	620,917	56,872
Increase (decrease) in unrealized appreciation	(18,715,729)	189,523
Ending balance	$205,184,070	$5,559,365

Increase (decrease) in unrealized appreciation during the period on Level 3 securities still held at March 31, 2016	$(18,715,729)	$189,523

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  The cost of purchases may include securities received through corporate actions or exchanges.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2016 (Unaudited)

Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2016	Technique	Input	Amount
Selected American Shares	Common Stock	$169,662,860	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount Rate	6.45%
	Preferred Stock	35,521,210	Market Approach	Transaction Price	$30.5765
		$205,184,070
Selected International Fund	Preferred Stock	$3,254,410	Market Approach	Transaction Price	$30.5765
	Preferred Stock	2,304,955	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.22%
		$5,559,365

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investment. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 27, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 27, 2016